Consolidated Condensed Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, subject to possible redemption	27,559,115	29,980,468
Ordinary shares, subject to possible redemption, per share (in Dollars per share)	$ 10	$ 10
Ordinary shares, shares issued	6,940,885	4,519,532
Ordinary shares, shares outstanding	6,940,885	4,519,532
Class A Ordinary Shares | Vicarious Surgical US Inc. [Member]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	6,000,000	6,000,000	6,000,000
Ordinary shares, shares issued	6,000,000	5,934,026	5,142,361
Ordinary shares, shares outstanding	6,000,000	5,934,026	5,142,361
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	8,625,000	8,625,000
Ordinary shares, shares outstanding	8,625,000	8,625,000
Class B Ordinary Shares | Vicarious Surgical US Inc. [Member]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	32,402,876	32,402,876	25,126,727
Ordinary shares, shares issued	462,622	330,415	197,938
Ordinary shares, shares outstanding	462,622	330,415	197,938